GLOBAL X FUNDS
(the “Trust”)

Global X Future Analytics Tech ETF (AIQ)

SUPPLEMENT DATED JUNE 9, 2020
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

The following change will take effect for the Fund on or around June 15, 2020:

	Current	New
Name	Global X Future Analytics Tech ETF	Global X Artificial Intelligence & Technology ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE